Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Schedule of Debt

Debt consists of the following (in thousands):

	MARCH 31, 2014	DECEMBER 31, 2013
Term Loan (Term Loan) bearing interest at 7.00% per annum which is payable monthly through April 2016. The Term Loan is collateralized by all of the Company’s inventories, chattel paper, accounts receivable, equipment and general intangibles (excluding certain financed equipment and intellectual property) pledged as collateral under the Term Loan, subordinated	279	309
Promissory note bearing interest at 7.00% per annum which is payable monthly through November 2014, collateralized by all of the Company’s inventories, chattel paper, accounts receivable, equipment and general intangibles (excluding certain financed equipment and intellectual property), net of unamortized debt discount at March 31, 2014 of $1, subordinated	87	123
Junior secured promissory notes (October 2012 and April 2013 Junior Secured Promissory Notes) bearing interest at 12.00% per annum which are payable monthly through October 2015, collateralized by substantially all of the Company’s assets, net of unamortized debt discount at March 31, 2014 of $381	12,069	12,005

Debt	12,435	12,437
Less current portion	(123)	(157)

	$12,312	$12,280

Debt consists of the following (in thousands):

	DECEMBER 31
	2013	2012
Promissory note bearing interest at 6.25% per annum, which is payable monthly through May 2013, collateralized by all of the Company’s inventories, chattel paper, accounts receivable, equipment and general intangibles (excluding certain financed equipment and intellectual property). The Promissory Note was repaid in May 2013 (1)	$—	$35
Term Loan (Term Loan) bearing interest at 7.00% per annum which is payable monthly through April 2016. The Term Loan is collateralized by all of the Company’s inventories, chattel paper, accounts receivable, equipment and general intangibles (excluding certain financed equipment and intellectual property) pledged as collateral under the Term Loan, subordinated (1)	309	426
Promissory note bearing interest at 7.00% per annum which is payable monthly through November 2014, collateralized by all of the Company’s inventories, chattel paper, accounts receivable, equipment and general intangibles (excluding certain financed equipment and intellectual property), net of unamortized debt discount at December 31, 2013 of $2, subordinated (1)	123	261
Senior secured promissory note (April 2012 Senior Secured Promissory Note) bearing interest at 15.00% per annum which is payable monthly through April 2017, collateralized by substantially all of the Company’s assets. The April 2012 Senior Secured Promissory Note was repaid in January 2013	—	8,374
Junior secured promissory notes (October 2012 and April 2013 Junior Secured Promissory Notes) bearing interest at 12.00% per annum which are payable monthly through October 2015, collateralized by substantially all of the Company’s assets, net of unamortized debt discount at December 31, 2013 of $445 (1)	12,005	7,242

Debt	12,437	16,338
Less current portion	(157)	(8,572)

	$12,280	$7,766

(1)	The lender’s security interest was subordinate to the holders of the April 2012 Senior Secured Promissory Note with the exception of its interest in equipment.

Schedule of Aggregate Contractual Future Principal Payments Due on Company's Debt

As of December 31, 2013, aggregate contractual future principal payments on the Company’s debt, by year, are due as follows (in thousands):

Years ending December 31:
2014	$251
2015	12,585
2016	48

Total future principal payments	$12,884

Activity Related to Secured Promissory Note

Activity related to the October 2012 and April 2013 Junior Secured Promissory Notes from December 31, 2013 through March 31, 2014 consisted of the following (in thousands):

	DECEMBER 31, 2013	ADDITIONS	AMORTIZATION OF DEBT DISCOUNT	PRINCIPAL PAYMENTS	MARCH 31, 2014
Principal	$12,450	$—	$—	$—	$12,450
Debt discount related to issuance of common stock warrants (1)	(241)	—	35	—	(206)
Discount related to the $3,750,000 Notes (1)	(204)	—	29	—	(175)

	$12,005	$—	$64	$—	$12,069

(1)	The amortization of this account is included in interest expense in the consolidated statements of operations and as non-cash interest expense in the consolidated statements of cash flows.

Consideration Received, Fair Values of Notes, Common Stock Warrants Issued and Calculation of the Gain on Extinguishment of Debt

The following table shows the consideration received, fair values of the notes and common stock warrants issued and calculation of the gain on extinguishment of debt for the $3,750,000 Notes (in thousands):

Consideration received
Fair Value of October 2012 Subordinated Convertible Note	$1,360
Cash	2,500

Total Consideration Received (a)	$3,860
Notes and Warrants Issued
Principal Balance of Notes Issued	$3,750
Debt Discount (1)	(291)

Fair Value of Notes Issued	3,459
Fair Value of Additional Common Stock Warrants Issued	352

Total Fair Value of Notes and Warrants Issued (b)	$3,811

Gain on Extinguishment of Debt (a - b)	$49

(1)	The amortization of this account is being recorded in interest expense in the consolidated statements of operations over the term of the arrangement.

The following table shows the consideration received, fair values of the notes and common stock warrants issued and calculation of the gain on extinguishment of debt for the $3,750,000 Notes (in thousands):

Consideration received
Fair Value of October 2012 Subordinated Convertible Note	$1,360
Cash	2,500

Total Consideration Received (a)	$3,860
Notes and Warrants Issued
Principal Balance of Notes Issued	$3,750
Debt Discount (1)	(291)

Fair Value of Notes Issued	3,459
Fair Value of Additional Common Stock Warrants Issued	352

Total Fair Value of Notes and Warrants Issued (b)	$3,811

Gain on Extinguishment of Debt (a—b)	$49

(1)	The amortization of this account is being recorded in interest expense in the consolidated statements of operations over the term of the arrangement.

April 2012 Senior Secured Promissory Note [Member]
Activity Related to Secured Promissory Note

Activity related to the April 2012 Senior Secured Promissory Note from December 31, 2012 through December 31, 2013 consisted of the following (in thousands):

	DECEMBER 31, 2012	AMORTIZATION OF DEBT DISCOUNT	PRINCIPAL PAYMENTS	DECEMBER 31, 2013
Principal	$9,139	$—	$(9,139)	$—
Discount related to Series C Warrant (1)	(251)	251	—	—
Discount related to financing costs (1)	(514)	514	—	—

	$8,374	$765	$(9,139)	$—

(1)	The amortization of this account is included in interest expense in the consolidated statements of operations and non-cash interest expense in the consolidated statements of cash flows.

October 2012 Junior secured promissory notes [Member]
Activity Related to Secured Promissory Note

Activity related to the October 2012 and April 2013 Junior Secured Promissory Notes from December 31, 2012 through December 31, 2013 consisted of the following (in thousands):

	DECEMBER 31, 2012	ADDITIONS	AMORTIZATION OF DEBT DISCOUNT	PRINCIPAL PAYMENTS	DECEMBER 31, 2013
Principal	$7,500	$4,950	$—	$—	$12,450
Debt discount related to issuance of common stock warrants (1)	(258)	(113)	130	—	(241)
Discount related to the $3,750,000 Notes (1)	—	(291)	87	—	(204)

	$7,242	$4,546	$217	$—	$12,005

(1)	The amortization of this account is included in interest expense in the consolidated statements of operations and as non-cash interest expense in the consolidated statements of cash flows.